October 7, 2011
Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Diamond Hill Funds; File Nos. 33-22075 and 811-8061
Ladies and Gentlemen:
On behalf of Diamond Hill Funds, accompanying this letter for electronic filing under Rule 497(e) of the Securities Act of 1933, as amended (“Rule 497(e)”), are interactive data files relating to supplements, filed with the Securities and Exchange Commission on October 3, 2011 under Rule 497(e), to the following:
1.	Diamond Hill Large Cap Fund Prospectus, dated February 28, 2011, as amended.
The purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).
Please call me at 614-469-3297 if you have any questions regarding this filing.

Sincerely,
/s/ Michael V. Wible
Michael V. Wible